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                        NATIONS OUTLOOK VARIABLE ANNUITY
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101954

  SUPPLEMENT DATED SEPTEMBER 14, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006
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             SUPPLEMENT DATED SEPTEMBER 14, 2006 TO THE PROSPECTUS

THE BOARD OF TRUSTEES OF COLUMBIA FUNDS VARIABLE INSURANCE TRUST I APPROVED VARIOUS CHANGES TO THE FUNDS AT ITS MEETINGS HELD AUGUST 15-16, 2006. ACCORDINGLY, EFFECTIVE OCTOBER 2, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR
PROSPECTUS:

Columbia Marsico Mid Cap Growth Fund, Variable Series has terminated its sub-advisory agreement with Marsico Capital Management, LLC. References to Marsico Capital Management, LLC as the Fund's sub-adviser are deleted.

All references to the "Columbia Marsico Mid Cap Growth Fund, Variable Series" in the prospectus are deleted and replaced with "Columbia Mid Cap Growth Fund, Variable Series."

All references to the "Shares" of Columbia Marsico 21st Century Fund, Variable Series; Columbia Marsico Focused Equities Fund, Variable Series; Columbia Marsico Growth Fund, Variable Series; and Columbia Mid Cap Growth Fund, Variable Series (formerly Columbia Marsico Mid Cap Growth Fund, Variable Series) are replaced with "Class A Shares."

All references to the "Shares" of Columbia Marsico International Opportunities Fund, Variable Series are replaed with "Class B Shares"

The information for the Columbia Funds listed in the Annual Fund Operating Expenses table in your prospectus are deleted and replaced with the following:

                                 12B-1                                                                                TOTAL NET
                             DISTRIBUTION                               TOTAL ANNUAL             CONTRACTUAL            ANNUAL
                                AND/OR                                      FUND               FEE WAIVERS OR            FUND
           MANAGEMENT          SERVICING            OTHER                 OPERATING                EXPENSE            OPERATING
FUND          FEES               FEES              EXPENSES               EXPENSES             REIMBURSEMENTS          EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Columbia      0.60%  (6)            N/A               0.19%  (7)          0.79%                        N/A               0.79%  (8)
 Asset
 Allocation
 Fund,
 Variable
 Series
 -- Class
 A
Columbia      0.78%  (9)            N/A               0.14%               0.92%  (10)                0.32%  (11)         0.60%
 High
 Yield
Fund,
Variable
 Series
 - -
Class
 A
Columbia      0.77%                 N/A               0.10%  (7)          0.87%                        N/A               0.87%  (12)
 Large
 Cap
Value
Fund,
Variable
 Series
 --
 Class
 A
Columbia      0.97%  (9)            N/A               0.48%               1.45%  (10),(13)           0.35%  (14)         1.10%
 Marsico
 21st
 Century
 Fund,
 Variable
 Series
 -- Class
 A
Columbia      0.97%  (9)            N/A               0.08%               1.05%  (10),(13)             N/A               1.05%
 Marsico
 Focused
Equities
Fund,
Variable
 Series
 - -
Class
 A
Columbia      0.97%  (9)            N/A               0.11%               1.08%  (10),(13)             N/A               1.08%
 Marsico
 Growth
 Fund,
 Variable
 Series
 --
 Class
 A
Columbia      1.02%  (15)         0.25%               0.21%               1.48%  (10)                  N/A               1.48%
 Marsico
 International
 Opportunities
 Fund,
 Variable
 Series
 -- Class
 B
Columbia      0.88%  (9)            N/A               0.18%               1.06%  (10),(13)           0.06%               1.00%
 Mid Cap
 Growth
 Fund,
 Variable
 Series
 --
 Class
 A
Columbia      0.65%  (6)            N/A               0.27%  (7)          0.92%                        N/A               0.92%  (16)
 Small
 Company
 Growth
Fund,
Variable
 Series
 - -
Class
 A

(6)  Includes an administration fee of 0.15%.

(7) Other expenses have been restated to reflect contractual changes to the transfer agency and pricing and bookkeeping fees for the Fund effective November 1, 2005.

(8)  Does not reflect a voluntary expense reimbursement/waiver of 0.04%.

(9)  Includes an administration fee of 0.23%.

(10) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
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(11) The Fund's Advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expense, if any) will not exceed 0.60% for one year after the re-organization.

(12) Does not reflect a voluntary expense reimbursement/waiver of 0.07%.

(13) Total annual Fund operating expenses have been restated to reflect the elimination of the Fund's distribution (12b-1) and Shareholder servicing fees effective October 2, 2006.

(14) The Fund's investment adviser and/or some of its service providers have contractually agreed to limit total annual operating expenses to 1.10% until April 30, 2007. There is no guarantee that this waiver and/or limitation will continue after April 30, 2007.

(15) Includes an administration fee of 0.22%.

(16) Does not reflect a voluntary expense reimbursement/waiver of 0.12%.

THE INFORMATION FOR THE COLUMBIA MARSICO MID CAP FUND, VARIABLE SERIES SUB-ACCOUNT LISTED IN THE TABLE IN THE SECTION ENTITLED "THE FUNDS" IS DELETED AND REPLACED WITH THE FOLLOWING:

COLUMBIA MID CAP GROWTH FUND, VARIABLE SERIES   Columbia Management Advisors, LLC            Long-term capital growth by investing
 SUB-ACCOUNT (formerly Columbia Marsico Mid                                                  primarily in equity securities
 Cap Growth Portfolio Sub-Account) which
 purchases Class A Shares of the Columbia Mid
 Cap Growth Fund, Variable Series of Columbia
 Funds Variable Insurance Trust I (formerly
 Nations Separate Account Trust)

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6031

 SUPPLEMENT DATED SEPTEMBER 14, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION

THE BOARD OF TRUSTEES OF COLUMBIA FUNDS VARIABLE INSURANCE TRUST I APPROVED VARIOUS CHANGES TO THE FUNDS AT ITS MEETINGS HELD AUGUST 15-16, 2006. ACCORDINGLY, EFFECTIVE OCTOBER 2, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR STATEMENT OF ADDITIONAL INFORMATION:

Columbia Marsico Mid Cap Growth Fund, Variable Series has terminated its sub-advisory agreement with Marsico Capital Management, LLC. References to Marsico Capital Management, LLC as the Fund's sub-adviser are deleted.

All references to the "Columbia Marsico Mid Cap Growth Fund, Variable Series" in the Statement of Additional Information are deleted and replaced with "Columbia Mid Cap Growth Fund, Variable Series."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6030